Intangible Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Intangible Assets
11.	INTANGIBLE ASSETS

The intangible assets are mainly the Company’s computer software and licenses. As of December 31, 2020 and December 31, 2021, the carrying amounts of those intangible assets were $160 and $9,956, respectively.

In 2019, the Company decided not to engage in further development of ASLAN005 from ETPL and the global pivotal clinical trial testing varlitinib in biliary tract cancer did not meet its primary endpoints. As a result, the Company carried out a review of the recoverable amount of ASLAN005 and varlitinib and determined that the carrying amount was not recoverable. That review led to the recognition of an impairment loss of intangible assets $23,073,400 for the year ended December 31, 2019. Though the Company may decide to conduct exploratory research in the future, no resources have been allocated for its development and there is no guarantee that resources will be allocated in the future.